Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished products	$ 1,345	$ 1,163
Raw and packaging materials	13,563	11,882
Products in process	968	129
Total	$ 15,876	$ 13,174